Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Current assets:
Cash and equivalents	$ 484	$ 619	$ 514
Accounts receivable, net of allowances	763	775	447
Inventories	65	74	42
Royalty advances expected to be recouped within one year	189	170	123
Prepaid and other current assets	82	53	50
Total current assets	1,583	1,691	1,176
Royalty advances expected to be recouped after one year	232	208	153
Property, plant and equipment, net	294	300	229
Operating lease right-of-use assets, net	281	0
Goodwill	1,761	1,761	1,692
Intangible assets subject to amortization, net	1,644	1,723	1,851
Intangible assets not subject to amortization	151	151	154
Deferred tax assets, net	55	38	11
Other assets	123	145	78
Total assets	6,124	6,017	5,344
Current liabilities:
Accounts payable	246	260	281
Accrued royalties	1,591	1,567	1,396
Accrued liabilities	564	492	423
Accrued interest	34	34	31
Operating lease liabilities, current	39	0
Deferred revenue	167	180	208
Other current liabilities	91	286	34
Total current liabilities	2,732	2,819	2,373
Long-term debt	2,983	2,974	2,819
Operating lease liabilities, noncurrent	312	0
Deferred tax liabilities, net	154	172	165
Other noncurrent liabilities	228	321	307
Total liabilities	6,409	6,286	5,664
Equity:
Additional paid-in capital	1,127	1,127	1,127
Accumulated deficit	(1,166)	(1,177)	(1,272)
Accumulated other comprehensive loss, net	(268)	(240)	(190)
Total Warner Music Group Corp. deficit	(306)	(289)	(334)
Noncontrolling interest	21	20	14
Total equity	(285)	(269)	(320)
Total liabilities and equity	6,124	6,017	5,344
Common Class A [Member]
Equity:
Common stock	0	0	0
Common Class B [Member]
Equity:
Common stock	1	1	1
Total equity	$ 1	$ 1	$ 1